As filed with the Securities and Exchange Commission on October 6, 2006 Registration No. 333-134499



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


         Pre-Effective Amendment No. ___               [ ]

         Post-Effective Amendment No. _1__             [X]

(Check appropriate box or boxes)

                              DIVIDEND GROWTH TRUST
               (Exact Name of Registrant as Specified in Charter)

          108 Traders Cross, Suite 105, Bluffton, South Carolina 29910
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (866) 348-4769

                         C. Troy Shaver, Jr., President
                          Dividend Growth Advisors, LLC
                          108 Traders Cross, Suite 105
                         Bluffton, South Carolina 29910
                     (Name and Address of Agent for Service)

Copies to:

      Raymond A. O'Hara III
      Blazzard & Hasenauer, P.C.
      1375 Kings Highway East, Suite 220
      Fairfield, CT 06824


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

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The  Proxy  Statement/Prospectus  dated  July 26,  2006,  and the  Statement  of
Additional Information dated July 26, 2006, (File No. 333-134499) as filed with the Securities and Exchange Commission pursuant to Rule 497(c) of the Securities Act of 1933, as amended, on August 15, 2006, are incorporated herein by reference.

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                              DIVIDEND GROWTH TRUST

                           PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.


ITEM 16.

EXHIBITS:


(1) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement on Form N-1A filed electronically on July 29, 1999.

      a) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement on Form N-1A filed electronically on July 29, 1999.

      b) FORM OF: Revised Schedule A to Trust instrument is incorporated herein by reference to Exhibit No. 23(a)(2)to Post-Effective Amendment No. 5 to Registrant's Form N-1A as filed electronically on December 18, 2003 ("PEA No. 5").

(2) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement on Form N-1A filed July 29, 1999.

(3) Voting Trust Agreement affecting more than 5 percent of any class of equity securities of Registrant - Not Applicable

(4) Plan of Reorganization and Termination

(5) Copies of all Instruments Defining the Rights of Security Holders (set forth in the Certificate of Trust and By-Laws) - filed as Exhibits to the Trust's Initial Registration Statement on Form N-1A filed electronically on July 29, 1999.


(6) Investment Advisory Agreement.

         Investment Advisory Agreement by and between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Form N-1A as filed electronically on December 2, 2005.

(7)  Distribution Agreement

     (a) Distribution Agreement by and among Dividend Growth Trust, Dividend Growth Advisors, LLC and Unified Financial Securities, Inc.

     (b) Form of Selling Agreement - Incorporated herein by reference to Exhibit No. 23(e)(2) to Post-Effective Amendment No. 7 to Registrant's Form N-1A filed electronically on December 3, 2004.


(8) Bonus or Profit Sharing Contracts -- None.

(9) Form of Custody Agreement by and between Eastern Point Advisors Funds Trust and The Huntington National Bank - Incorporated herein by reference to Exhibit No. 23(g) to Post-Effective Amendment No. 7 to Registrant's Form N-1A filed electronically on December 3, 2004.


(10) Rule 12b-1 Plan

     (a) Capital Appreciation Fund (formerly known as Eastern Point Advisors Twenty Fund)

           1) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A filed electronically October 15, 1999.

           2) FORM OF: Class B Shares Rule 12b-1 Plan incorporated herein by reference to Exhibit No. 23(m)(2) to Post-Effective Amendment No. 4 to Registrant's Form N-1A.

     (b) Rising Dividend Growth Fund.

           1) Distribution Plan for Class A Shares.

           2) Distribution Plan for Class C Shares.

       Rule 18f-3 Plan

     (a) Capital Appreciation Fund (formerly known as Eastern Point Advisors Twenty Fund)

           1) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A filed electronically October 15, 1999.

           2) FORM OF: Class B shares Rule 18f-3Plan incorporated herein by reference to Exhibit No. 23(o)(2) of Post-Effective Amendment No. 4 to Registrant's Form N-1A.

     (b) Rising Dividend Growth Fund.

           1) FORM OF: Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit No. 23(o)(2)(a) to Post-Effective Amendment No. 5 to Registrant's Form N-1A.


(11)  Opinion and Consent of Counsel as to the Legality of the Securities Issued
      - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-14 filed electronically on July 14, 2006.


(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences


(13)  Other Material Contracts

     (a) Form of Mutual Fund Services Agreement between Eastern Point Advisors Funds Trust and Unified Fund Services, Inc. - Incorporated herein by reference to Exhibit No. 23(h) to Post-Effective Amendment No. 7 to Registrant's Form N-1A filed electronically on December 3, 2004.


     (b) Form of Expense Limitation Agreement between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Form N-1A as filed electronically on December 2, 2005.

(14) (i) Consent of Independent Registered Public Accounting Firm - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-14 filed electronically on July 14, 2006.

    (ii) Consent of Counsel - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-14 filed electronically on
         July 14, 2006.


(15) Financial Statements Omitted pursuant to Item 14(a)(1) -- Not Applicable.

(16) Powers of Attorney - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-14 filed electronically on
     July 14, 2006.



ITEM 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwrites, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bluffton and the State of South Carolina on this 5th day of October, 2006.


                                         DIVIDEND GROWTH TRUST



                                       By: /s/C. TROY SHAVER, JR.
                                           ------------------------------



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





Signature                            Title                          Date
------------                   ----------------                  ------------


/s/C. TROY SHAVER, JR.           President and Trustee           10-5-2006
------------------------
C. Troy Shaver, Jr.


/s/Earl L. Mason*                Chairman and Trustee            10-5-2006
-----------------
Earl L. Mason


/s/Roger B. Rainville*           Trustee                         10-5-2006
----------------------
Roger B. Rainville


/s/W. Thomas Smith*              Trustee                         10-5-2006
---------------------
W. Thomas Smith



/s/Jere E. Estes*                Treasurer and Principal         10-5-2006
-----------------                Accounting Officer
Jere E. Estes



*By:   C. TROY SHAVER, JR.
      ------------------------------------
       C. Troy Shaver, Jr. Attorney-in-Fact




                                  EXHIBIT INDEX

Item No.                       Description
---------                     -------------

EX-99.4            Plan of Reorganization and Termination

EX-99.7.a.         Distribution Agreement

EX-99.10.b.1       Distribution Plan - Class A Shares

EX-99.10.b.2       Distribution Plan - Class C Shares

EX-99.12 Opinion and Consent of Counsel Supporting Tax Matters and Consequences